Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss from continuing operations	$ (8,235,449)	$ (2,473,703)
Net loss from discontinued operations	(3,422,225)	(5,657,494)
Net loss	(11,657,674)	(8,131,197)	$ (2,300,571)
Adjustments for non-cash items:
Loss on loss of control of Bophelo Bio, net of cash surrendered	2,375,840
Gain on bargain purchase	(12,760,356)
Share based payments to social development trust	2,124,615
Depreciation and amortization	3,763,321	309,022	248,743
Change in fair value of biological assets	(1,216,129)	713,135
Change in fair value of financial asset at fair value through profit or loss	516,281
Stock-based compensation	559,225
Interest expenses	210,996	1,139,475
Fair value of RSU's issued	2,498,754
Gain on settlement on debt	(67,075)
Working capital adjustments (net of amounts acquired/disposed):
Trade and other receivables	(591,072)	(242,357)
Prepayments	(709,124)	(129,044)	(113,175)
Inventory	501,706	(712,524)	(611)
Trade and other payables	2,915,276		140,897
Other current liabilities		496,428
Due to related parties	66,021		3,339
Cash flows used in operating activities	(11,469,396)	(6,557,062)
Cash flows from investing activities:
Acquisition of Holigen, net of cash acquired and holdback	(2,366,609)
Purchase of financial assets at fair value through profit or loss	(801,160)
Additions to property, plant and equipment	(310,946)	(576,472)	(439,137)
Cash surrendered on loss of control of Bophelo Bio Sciences	(739,947)
Cash flows used in investing activities	(4,218,662)	(576,472)	(432,203)
Cash flows from financing activities:
Proceeds from IPO, net of costs	14,654,593
Proceeds from private placement, net of costs	278,482	5,054,058
Loans received	501,217	6,679,135	1,169,796
Loans repaid	(649,661)		(137,788)
Lease payments	(645,995)	(497,502)
Cash flows provided by financing activities	14,138,636	11,235,691	1,033,485
Net increase (decrease) in cash and cash equivalents	(1,549,422)	4,102,157	(751,186)
Effects of exchange rate changes on cash and cash equivalents	(1,690,165)	(620,271)	(54,873)
Cash and cash equivalents at the beginning of the year	3,495,390	13,504
Cash and cash equivalents at the end of the year	$ 255,803	$ 3,495,390	$ 13,504